INCOME TAXES - COMPONENTS OF PRETAX EARNINGS AND COMPONENTS OF DEFERRED INCOME TAXES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax liabilities
Property, plant and equipment	CAD (3,423)	CAD (2,668)
Investments	(3,024)	(2,469)
Regulatory assets	(354)	(240)
Other	(85)	(102)
Total deferred income tax liabilities	(6,886)	(5,479)
Deferred income tax assets
Financial instruments	1,374	644
Pension and OPEB plans	202	203
Loss carryforwards	848	390
Other	274	246
Total deferred income tax assets	2,698	1,483
Less valuation allowance	(538)	(42)
Total deferred income tax assets, net	2,160	1,441
Net deferred income tax liabilities	(4,726)	(4,038)
Assets
Accounts receivable and other	367	245
Deferred income taxes	839	561
Total deferred income tax assets	1,206	806
Liabilities
Accounts payable and other	(17)	(2)
Deferred income taxes	(5,915)	(4,842)
Total deferred income tax liabilities	(5,932)	(4,844)
Net deferred income tax liabilities	(4,726)	(4,038)
UNRECOGNIZED TAX BENEFITS
Unrecognized tax benefits at beginning of year	51	46
Gross increases for tax positions of current year	5	5
Reduction for lapse of statute of limitations		(5)
Change in translation of foreign currency	9	5
Unrecognized tax benefits at end of year	65	51
Deferred taxes on unremitted earnings and currency translation adjustment	0	0
Foreign subsidiaries' undistributed earnings on which deferred income taxes has not been provided	4,000	4,700
Interest and penalties expense (recovery) related to unrecognized tax benefits	2	0
Accrued interest and penalties related to unrecognized tax benefits	7	5
Canada
UNRECOGNIZED TAX BENEFITS
Benefit of unused tax loss carryforwards recognized	1,754	826
United States
UNRECOGNIZED TAX BENEFITS
Benefit of unused tax loss carryforwards recognized	CAD 899	CAD 394